Borrowings (Outstanding Balances and Related Information of Short-Term Borrowings) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Borrowings [Abstract]
Short-term Debt, Average Balance During the Year	$ 41,963	$ 39,170
Short-term Debt, Average Interest Rate During the Year	0.77%	0.51%
Short-term Debt, Maximum Month-end Balance During The Year	$ 53,046	$ 54,286
Short-term Debt, Weighted Average Interest Rate at the End of the Year	1.27%	0.87%